Securities	12 Months Ended
Dec. 31, 2011
Securities
Note 4:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2011:
U.S. Government and federal agencies	$14,132,240	$211,540	$(8,137)	$14,335,643
Mortgage-backed securities (Government-sponsored enterprises - residential)	39,479,133	905,509	(20,556)	40,364,086
Municipal bonds	44,961,448	2,995,639	(34,768)	47,922,319

	$98,572,821	$4,112,688	$(63,461)	$102,622,048

December 31, 2010:
U.S. Government and federal agencies	$12,530,787	$112,102	$(93,947)	$12,548,942
Mortgage-backed securities (Government-sponsored enterprises - residential)	41,979,525	480,709	(465,384)	41,994,850
Municipal bonds	40,584,897	407,015	(668,983)	40,322,929

	$95,095,209	$999,826	$(1,228,314)	$94,866,721

The amortized cost and fair value of available-for-sale securities at December 31, 2011, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$101,918	$102,552
One to five years	9,270,559	9,533,995
Five to ten years	28,033,653	29,619,698
After ten years	21,687,558	23,001,717
	59,093,688	62,257,962
Mortgage-backed securities	39,479,133	40,364,086

Totals	$98,572,821	$102,622,048

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $25,424,309 at December 31, 2011 and $26,629,298 at December 31, 2010.

The carrying value of securities sold under agreements to repurchase amounted to $6,784,967 and $5,507,433 at December 31, 2011 and 2010, respectively.

Gross gains of $281,810 and $451,805 and gross losses of $0 resulting from sales of available-for-sale securities were realized for 2011 and 2010, respectively.  The tax provision applicable to these net realized gains amounted to $95,815 and $153,614, respectively.

Certain investments in debt securities are reported in the consolidated financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2011 and 2010, was $9,260,036 and $46,014,849, which is approximately 9% and 48%, respectively, of the Company’s available-for-sale investment portfolio.  The declines primarily resulted from recent changes in market interest rates.

Management believes the declines in fair value for these securities are temporary.

The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$1,491,864	$(8,137)	$—	$—	$1,491,864	$(8,137)
Mortgage-backed securities (Government-sponsored enterprises - residential)	4,910,314	(18,488)	623,455	(2,068)	5,533,769	(20,556)
Municipal bonds	2,234,403	(34,768)	—	—	2,234,403	(34,768)

Total temporarily impaired securities	$8,636,581	$(61,393)	$623,455	$(2,068)	$9,260,036	$(63,461)

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$2,433,233	$(93,947)	$—	$—	$2,433,233	$(93,947)
Mortgage-backed securities (Government-sponsored enterprises - residential)	20,455,620	(465,384)	—	—	20,455,620	(465,384)
Municipal bonds	23,125,996	(668,983)	—	—	23,125,996	(668,983)

Total temporarily impaired securities	$46,014,849	$(1,228,314)	$—	$—	$46,014,849	$(1,228,314)

U.S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U.S. government agencies were caused by interest rate increases.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2011.

Residential Mortgage-backed Securities

The unrealized losses on the Company’s investment in residential mortgage-backed securities were caused by interest rate increases.  The Company expects to recover the amortized cost basis over the term of the securities.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2011.

Municipal Bonds

The unrealized losses on the Company’s investments in securities of municipal bonds were caused by interest rate increases.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2011.